Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS MANAGER FUNDS I
Central Index Key	dei_EntityCentralIndexKey	0001247088
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
Dreyfus Alpha Growth Fund (Prospectus Summary) | Dreyfus Alpha Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPWAX
Dreyfus Alpha Growth Fund (Prospectus Summary) | Dreyfus Alpha Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSFBX
Dreyfus Alpha Growth Fund (Prospectus Summary) | Dreyfus Alpha Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSFCX
Dreyfus Alpha Growth Fund (Prospectus Summary) | Dreyfus Alpha Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPARX
Dreyfus Research Core Fund (Prospectus Summary) | Dreyfus Research Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPPAX
Dreyfus Research Core Fund (Prospectus Summary) | Dreyfus Research Core Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSPBX
Dreyfus Research Core Fund (Prospectus Summary) | Dreyfus Research Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSPCX
Dreyfus Research Core Fund (Prospectus Summary) | Dreyfus Research Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSSRX
Dreyfus S&P STARS Opportunities Fund (Prospectus Summary) | Dreyfus S&P STARS Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPOAX
Dreyfus S&P STARS Opportunities Fund (Prospectus Summary) | Dreyfus S&P STARS Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSOBX
Dreyfus S&P STARS Opportunities Fund (Prospectus Summary) | Dreyfus S&P STARS Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSOCX
Dreyfus S&P STARS Opportunities Fund (Prospectus Summary) | Dreyfus S&P STARS Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSORX